Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Marketfield Fund (Prospectus Summary) | Marketfield Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of Marketfield Fund (the "Fund") is capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund's performance. For the year ended December
31, 2011, the Fund's portfolio turnover rate was 138.22% of the average value
		of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.22%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus, because acquired fund fees and expenses are not included in the ratio.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30,
		2013.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To achieve the Fund's investment objective, the Adviser will allocate the Fund's assets among investments in equity securities, fixed-income securities and other investment companies, including exchange-traded funds ("ETFs"), in proportions consistent with the Adviser's evaluation of their expected risks and returns. In making these allocations, the Adviser considers various factors, including macroeconomic conditions, corporate earnings at a macroeconomic level, anticipated inflation and interest rates, consumer risk and its perception of the outlook of the capital markets as a whole. A macroeconomic strategy focuses on broad trends and is generally distinguished from a strategy that focuses on the prospects of particular companies or issuers. The Adviser may allocate the Fund's investments between equity and fixed-income securities at its discretion, without limitation.

The Fund's investments in fixed-income securities normally consist of investment grade corporate bonds and debentures, mortgage-backed and asset-backed securities, United States Treasury obligations, municipal securities, obligations issued by the U.S. Government and its agencies or instrumentalities and convertible securities. The Fund may also invest in zero-coupon bonds, without limitation. In addition, the Fund may invest up to 30% of its net assets in high-yield fixed-income securities commonly referred to as "junk bonds." The fixed-income securities in which the Fund invests may have maturities of any length and may have variable and floating interest rates.

The Fund's equity securities investments may include common and preferred stocks of U.S. companies of any size. In addition, the Fund may invest up to 50% of its net assets in equity or fixed-income options, futures contracts and convertible securities and may invest up to 30% of its net assets in swap agreements. Additionally, with respect to 50% of the Fund's net assets, the Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the securities sold short.

The Fund may invest up to 50% of its net assets in equity securities of foreign companies of any size, including up to 35% of its net assets in securities issued by corporations or governments located in developing or emerging markets. The Fund's investments in foreign securities may include, but are not limited to, American Depositary Receipts ("ADRs"), European Depositary Receipts
("EDRs") and Global Depositary Receipts ("GDRs"), including up to 35% of its net assets in securities issued by corporations or governments located in developing or emerging markets.

The Fund may borrow money from banks or other financial institutions to purchase securities, which is commonly known as "leveraging," in an amount not to exceed one-third of its total assets, as permitted by the Investment Company Act of
1940, as amended (the "1940 Act"), and may also engage in securities lending to earn income.

Security selection for the Fund is driven by the Adviser's top-down analysis of economic issues, investor sentiment and investment flows. Once the Adviser has identified a theme that either benefits or disadvantages a specific sector or country, it seeks to implement an investment strategy that is appropriate for the Fund. In some cases, the Adviser utilizes a sector- or country-specific ETF that offers exposure to a broad range of securities. In other situations, the
Adviser may select a single issue that is perceived to be particularly germane to a specific concern or a small group of issues with characteristics that match
		the goal of creating portfolio exposure to a macroeconomic theme.
Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock	In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

·  Management Risk. The risk that the Adviser's investment strategies for the
   Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. The risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the capital markets generally.

·  Equity Securities Risk. The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or passed by the issuer and that participation in the growth of an issuer may be limited.

·  Convertible Securities Risk. The risk that the market value of a convertible security will perform the same as a regular fixed-income security; that is, if market interest rates rise, the value of the convertible security falls. In the event of a liquidation of the issuing company, holders of convertible securities would be paid after the company's creditors but before the company's common shareholders. Consequently, an issuer's convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.

·  Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

·  Micro-Cap, Small-Cap and Mid-Cap Company Risk. The risk that the securities of micro-cap, small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

·  Other Investment Companies Risk. You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund's direct fees and expenses. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.

·  Exchange-Traded Funds Risk. There are risks relating to investments in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF's shares may trade at a discount to their net asset value or that an active trading market for an ETF's shares may not develop or be maintained.

·  Fixed-Income Securities Risk. The risk that fixed-income securities may lose value because of interest rate changes. Fixed-income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities. There is also the risk that a bond issuer may call, or repay, its high-yielding bonds before their maturity dates. Fixed-income securities subject to prepayment may offer less potential for gains during a declining interest-rate environment and similar or greater potential for loss in a rising interest-rate environment. On the other hand, rising interest rates may cause prepayments of the securities to decrease, extending the life of mortgage-backed and asset-backed securities with lower payment rates. Fixed-income securities are generally subject to credit risk, which is the risk that an issuer will not make timely payments of principal and interest. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy the security at a favorable price or time.

·  Zero-Coupon Bond Risk. Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income, and therefore the Fund may be required to make distributions to shareholders before the Fund receives any cash payments on its investment.

·  Foreign Securities and Currency Risk. The risk of investments in foreign issuers involve risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate issuer information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, particular international country economies may differ favorably or unfavorably from the
   U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources self-sufficiency, diversification and balance of payments. These risks may be greater in emerging markets and less-developed countries.

·  Mortgage-Backed and Asset-Backed Securities Risk. The risk that falling interest rates could cause faster-than-expected prepayments of the obligations underlying mortgage-backed and asset-backed securities, which prepayments the
   Fund would have to reinvest at lower interest rates. Rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage-backed and asset-backed securities with lower payment rates.

·  Municipal Securities Risk. The risk that local political and economic factors may adversely affect the value and liquidity of municipal securities held by the Fund. The value of municipal securities also may be more affected by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuers or the projects backing such securities to generate taxes or revenues.

·  U.S. Government and U.S. Agency Obligations Risk. The risk that the U.S.
   Government may not provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities if it is not obligated to do so.

·  Derivative Securities Risk. The risk that the Fund's use of derivatives will cause losses due to an unexpected effect of market movements on a derivative's price, because the derivatives do not perform as anticipated or are not correlated with the performance of other investments or if the Fund is unable to liquidate a position because of an illiquid secondary market.

·  Swap Agreement Risk. The risk that a swap contract may not be assigned without the consent of the counterparty, which may result in losses in the event of a default or bankruptcy of the counterparty.

·  Short-Sales Risk. Short-sale strategies are riskier than long investment strategies. The primary risk of short sales is that the Fund could incur potentially unlimited losses. If the value of a security sold short increases, the Fund will incur a loss because it will have to purchase the security at a higher price.

·  Leverage Risk. The risk that, because the Fund may borrow money from banks or other financial institutions to purchase securities, the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the extent of its leverage.

·  Tax Risks.  There is the risk that some Fund investment strategies, including transactions in options and futures contracts, may be subject to special and complex tax rules, the effect of which may be to accelerate income to the
   Fund, defer losses to the Fund, convert long-term capital gain into short-term capital gain or convert short-term capital losses into long-term capital losses.

·  Securities Lending Risk. When the Fund engages in securities lending, the principal risk is that the other party to a securities lending agreement will default on its obligations.

·  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) may result in increased brokerage transaction costs which may lower the
   Fund's returns. Furthermore, a high portfolio turnover may result in the realization by the Fund, and the distribution to shareholders, of a greater amount of short-term capital gain than if the Fund had a lower portfolio turnover rate. Distributions of short-term capital gain are taxed as ordinary income for federal income tax purposes. This may mean that you could have a
		higher tax liability and a lower net return from the Fund.
Risk, Lose Money	rr_RiskLoseMoney	In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the
Fund's website at www.marketfield.com/mktfldforms.htm or by calling the Fund at
		1-888-236-4298 (toll free).
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-236-4298
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.marketfield.com/mktfldforms.htm
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund's highest quarterly return was 15.89% for the quarter ended June 30, 2009, and the lowest quarterly
		return was -13.05% for the quarter ended December 31, 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as
		401(k) plans or individual retirement accounts ("IRAs").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
Marketfield Fund (Prospectus Summary) | Marketfield Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 3 Years	ck0001141819_AverageAnnualReturnYear03	14.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.09%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
Marketfield Fund (Prospectus Summary) | Marketfield Fund | Marketfield Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Dividends and Interest Expense on Short Positions	rr_Component1OtherExpensesOverAssets	0.87%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%	[1]
Expense Recoupment by Adviser	ck0001141819_RecoupmentOverAssets	0.0001
Total Annual Fund Operating Expenses After Fee Waiver/Expense Recoupment by Adviser	rr_NetExpensesOverAssets	2.47%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	249
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	768
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,314
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,805
Annual Return 2008	rr_AnnualReturn2008	(12.88%)
Annual Return 2009	rr_AnnualReturn2009	31.08%
Annual Return 2010	rr_AnnualReturn2010	14.32%
Annual Return 2011	rr_AnnualReturn2011	3.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.05%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.70%
Average Annual Returns, 3 Years	ck0001141819_AverageAnnualReturnYear03	15.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
Marketfield Fund (Prospectus Summary) | Marketfield Fund | Marketfield Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.70%
Average Annual Returns, 3 Years	ck0001141819_AverageAnnualReturnYear03	15.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
Marketfield Fund (Prospectus Summary) | Marketfield Fund | Marketfield Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.40%
Average Annual Returns, 3 Years	ck0001141819_AverageAnnualReturnYear03	13.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus, because acquired fund fees and expenses are not included in the ratio.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Marketfield Asset Management, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or to reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions, acquired fund fees and expenses and extraordinary or non-recurring expenses, such as litigation) do not exceed 1.75% of the Fund's average annual net assets, at least through April 30, 2013 and for an indefinite period thereafter. The operating expense limitation agreement may only be terminated by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, so long as the reimbursement does not cause the Fund's Total Annual Fund Operating Expenses to exceed the 1.75% expense limitation cap.